Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of income tax expense

	Year ended December 31,
(in thousands of euros)	2022	2023	2024
Loss before tax	(54,294)	(109,819)	(183,899)
Theoretical tax rate	25.0%	25.0%	25.00%
Tax benefit at theoretical rate	13,574	27,455	45,975
Tax credits	1,432	1,794	1,584
Permanent differences	(305)	478	(16,275)
Other permanent differences	(428)	(975)	(860)
Temporary differences	—	(30)	(34)
Tax rate differences	55	83	100
Non recognition of deferred tax assets related to tax losses and temporary differences	(14,309)	(28,930)	(30,569)
Impairment loss of deferred tax asset	—	(481)	(234)
Actual income tax benefit	20	(607)	(313)
of which
Current taxes	(34)	(62)	(305)
Deferred taxes	54	(545)	(8)
Effective tax rate	0.06%	0.06%	0.17%